Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business combinations (Tables) [Abstract]
Business combinations

10. Business combinations

	Book value of purchased entities	Purchase accounting adjustment	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	51	-	51
Assets acquired	2,598	-	2,598
Liabilities assumed	(1,312)	-	(1,312)
Property, plant and equipment and intangible assets	643	2,498	3,141

Value of net assets	1,980	2,498	4,478

Goodwill	26,184	(2,498)	23,686

Bargain purchase gain	(87)	-	(87)

Purchase cost	28,077	-	28,077

Consideration for the purchase settled in cash			22,276

Cash and cash equivalents at the subsidiary acquired			(51)

Amount paid on acquisitions less cash and cash equivalents acquired			22,225